Note Payable - Schdule of Contractual Maturities of the Note Payable (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
2014	$ 275,250
2015
Total	$ 275,250	$ 275,250